Short-Term Operating Lease (Details) - Schedule of leases and the company's consolidated financial statements - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule of leases and the company's consolidated financial statements [Abstract]
Operating lease costs	$ 287,422	$ 237,407	$ 253,966	$ 136,064